Document And Entity Information - shares	6 Months Ended
	Mar. 31, 2023	Dec. 28, 2023
Document Information Line Items
Entity Registrant Name	FLJ Group Limited
Document Type	20FR12B
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity Central Index Key	0001769256
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	false
Document Transition Report	false
Entity File Number	001-39111
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1610
Entity Address, Address Line Two	No.917, East Longhua Road
Entity Address, Address Line Three	Huangpu District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200023
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 1610
Entity Address, Address Line Two	No.917, East Longhua Road
Entity Address, Address Line Three	Huangpu District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200023
Entity Address, Country	CN
Contact Personnel Name	Chengcai Qu, Chief Executive Officer
Local Phone Number	+86-21-6422-8532
City Area Code	86-21-6422-8532
Contact Personnel Email Address	ccqu@qk365.com
American depositary shares (one American depositary share representing six hundred thousand (600,000) Class A ordinary shares, par value US$0.0000001 per share)
Document Information Line Items
Trading Symbol	FLJ
Title of 12(b) Security	American depositary shares (one American depositary share representing six hundred thousand (600,000) Class A ordinary shares,
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.0000001 per share
Document Information Line Items
Title of 12(b) Security	Class A ordinary shares, par value US$0.0000001 per share
Security Exchange Name	NONE
No Trading Symbol Flag	true
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		2,587,892,046,400
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		250,000,000,000